Nov. 25, 2015
Delaware High-Yield Opportunities Fund
Delaware High-Yield Opportunities Fund

DELAWARE GROUP® INCOME FUNDS

Delaware High-Yield Opportunities Fund

(the “Fund”)

Supplement to the Fund's Statutory Prospectus and Statement of Additional Information (“SAI”)
each dated November 27, 2015

On Nov. 19, 2015, the Board of Trustees of Delaware Group Income Funds (the “Board”) voted to increase the Fund's maximum permissible exposure to foreign securities. The Board also approved the use of short sales as described below. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following replaces the section in the statutory prospectus entitled, “Fund summary – Delaware High-Yield Opportunities Fund – What are the Fund's principal investment strategies?”

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor's Financial Services LLC (S&P), Baa3 by Moody's Investors Services, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as high yield bonds or junk bonds and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds that the Manager determines to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Fund may invest up to 25% of its total assets in foreign securities; however, the Fund will limit investments in emerging markets securities to 20% of its total assets. In selecting bonds for the portfolio, the Manager evaluates the income provided by the bond and the bond's appreciation potential as well as the issuer's ability to make income and principal payments.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders will be given at least 60 days' notice prior to any such change.

Neither Delaware Management Company nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Please keep this Supplement for future reference.

This Supplement is dated November 27, 2015.